Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Inventories
10. Inventories
Inventories as of June 30, 2024, are as follows:

			(Unit: USD)
	As of June 30, 2024
Classification	Acquisition cost	Provision for valuation of inventory	Book value

Products	2,782,335	—	2,782,335
Raw material	1,246,799	(202,747)	1,044,052

Total	4,029,134	(202,747)	3,826,387

Inventories as of December 31, 2023, are as follows:

			(Unit: USD)
	As of December 31, 2023
Classification	Acquisition cost	Provision for valuation of inventory	Book value
Products	3,234,508	—	3,234,508
Raw material	1,729,744	(218,321)	1,511,423

Total	4,964,252	(218,321)	4,745,931

10. Inventories
Inventories as of December 31, 2023, are as follows:

			(Unit: USD)
	As of December 31, 2023
Classification	Acquisition cost	Provision for valuation of inventory	Book value
Products	3,234,508	—	3,234,508
Raw material	1,729,744	(218,321)	1,511,423

Total	4,964,252	(218,321)	4,745,931

Inventories as of December 31, 2022, are as follows:

			(Unit: USD)
	As of December 31, 2022
Classification	Acquisition cost	Provision for valuation of inventory	Book value
Products	4,671,074	—	4,671,074
Raw material	1,246,042	(202,764)	1,043,278

Total	5,917,116	(202,764)	5,714,352

In 2022, the Company wrote off USD 4,922,600 of
G-SMATT
America’s inventory which were held for more than two years and considered as obsolete. The remaining balance of
G-SMATT
America inventory as of December 31, 2023, and December 31, 2022, was USD 0 and USD 170,603, respectively.